CHANGES IN NON-CASH WORKING CAPITAL (Details) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Changes In Non-cash Working Capital
Accounts receivable	$ 466,434	$ (1,018,409)	$ (832,878)	$ (465,465)	$ (904,711)	$ (412,060)
Inventory and biological assets	(344,311)	194,683	(225,775)	(767,636)	(94,595)	(1,359,567)
Prepaid expenses	(27,549)	(296,796)	(30,442)	(40,513)	5,267	(196,261)
Accounts payable and accrued liabilities	(1,115,128)	822,936	828,511	569,451	(124,334)	(294,846)
Interest payable					(13,750)	4,383
Unearned revenue			(28,024)	(28,024)	(95,389)
Deferred rent						(10,494)
Income tax payable	507,332	1,236,828	30,730	55,024	56,401	137,131
Total	$ (513,222)	$ 939,242	$ (257,878)	$ (677,163)	$ (1,171,111)	$ (2,131,714)